Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Expense, Deposits [Abstract]
Interest bearing checking accounts	$ 473	$ 448	$ 365
Savings accounts	2,148	2,468	2,662
Time deposits and money market accounts	11,592	12,067	11,064
Total	14,213	14,983	$ 14,091
Maturity of Time Deposits [Abstract]
Under 1 year	1,039,185
1 to 2 years	65,984
2 to 3 years	49,823
3 to 4 years	3,015
4 to 5 years	1,256
Over 5 years	200
Total time deposits	1,159,463	1,107,930
Amount included in time deposits with balance in excess of $250,000	$ 144,200	$ 98,700